Customer deposits - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Customer deposits
Other financial liabilities at fair value through profit or loss	$ 105,430	$ 120,653
Financial liabilities at amortized cost	890,284	820,431
Total financial liabilities	1,259,588	1,191,900
Deposits - Customers
Customer deposits
Other financial liabilities at fair value through profit or loss	65,369	81,790
Financial liabilities at amortized cost	646,089	608,776
Total financial liabilities	$ 711,458	$ 690,566